FAIR VALUE MEASUREMENT - Recurring basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 28, 2015 CAD ($)	Sep. 28, 2015 USD ($)
Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Term of swap contract	2 years
Derivative asset		$ 3,416,000	$ 4,230,000
Interest rate swap | Not designated as hedging instruments
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Notional amount				$ 186.0	$ 133,900,000
Derivative liabilities		0	3,863,000
Interest rate swap | Designated as hedging instruments | Cash flow hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Number of financial institutions | item	2
Notional amount	£ 78,400,000.00000	96,800,000
Derivative notional amount		399,000,000.00000
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		27,111,000	27,716,000
Total liabilities		6,480,000	9,625,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		12,316,000	10,632,000
Total liabilities		5,121,000	3,496,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		3,416,000	4,230,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		11,379,000	12,854,000
Total liabilities		1,359,000	5,418,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Warrants
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total liabilities			711,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		27,111,000	27,716,000
Total liabilities		6,480,000	9,625,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		12,316,000	10,632,000
Total liabilities		5,121,000	3,496,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		3,416,000	4,230,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		11,379,000	12,854,000
Total liabilities		$ 1,359,000	5,418,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Warrants
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total liabilities			$ 711,000